Income Taxes - Summary of reconciliation of unrecognized tax benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at January 1	¥ 43,311	$ 6,280	¥ 36,112
Increase	12,449	1,804	8,646
Decrease	(497)	(72)	(1,447)
Balance at December 31	¥ 55,263	$ 8,012	¥ 43,311